ORDINARY SHARES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions					1 Months Ended					12 Months Ended
	Apr. 01, 2026 USD ($) shares	Dec. 26, 2025 USD ($) shares	Dec. 18, 2025 USD ($) shares	Jul. 12, 2021 shares	Mar. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) shares	Aug. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 26, 2025 ¥ / shares	Dec. 18, 2025 ¥ / shares	Sep. 30, 2025 USD ($)	Mar. 31, 2025 CNY (¥) ¥ / shares	Nov. 30, 2024 ¥ / shares	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 27, 2024 USD ($) shares	Aug. 31, 2022 USD ($) $ / shares
Class of Stock [Line Items]
Ordinary shares authorized										190,100,000,000		190,100,000,000
Ordinary shares, par value | $ / shares										$ 0.0001		$ 0.0001
Ordinary shares, voting rights										Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.	Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.
Number of shares issued, value | ¥											¥ 363,159
Conversion of stock, description										the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.	the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.
Subscription receivable | $																					$ 16.4
Fair value amount | ¥																¥ 180,800
Definitive Agreements [Member]
Class of Stock [Line Items]
Sale of shares			1,200,000,000
Subscription Agreements [Member]
Class of Stock [Line Items]
Sale of shares		5,200,000,000
Lightwind Global Limited [Member]
Class of Stock [Line Items]
Number of shares issued, value | $										$ 60.0
Nio Capital [Member]
Class of Stock [Line Items]
Subscription receivable | $															$ 9.4			$ 7.0	$ 7.0	$ 7.0
Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Percentage of outstanding principal									30.00%
Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Convertible notes | $								$ 63.0
Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Convertible notes | $																						$ 12.6
Number of shares issued, value | ¥							¥ 62,800
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares outstanding										64,933,147,436
Ordinary shares, par value | $ / shares										$ 0.0001		$ 0.0001
Ordinary shares issued												56,395,662,999
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares outstanding										64,892,337,575		56,354,853,138
Ordinary shares issued										64,892,337,575		56,354,853,138
Number of shares issued										1,643,712,892	1,643,712,892	7,563,892
Price per share | $ / shares								$ 0.3433														$ 0.3433
Preferred shares outstanding																					54,960,889,255
Common Class A [Member] | Definitive Agreements [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares														¥ 0.0001
Share price | ¥ / shares														0.00833
Share price | ¥ / shares														¥ 2.5
Total consideration | $			$ 10.0
Common Class A [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares													¥ 0.0001
Share price | ¥ / shares													¥ 0.00953
Total consideration | $		$ 50.0
Common Class A [Member] | Lightwind Global Limited [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares																	¥ 0.0001
Number of shares issued						1,543,845,204				1,543,845,204	1,543,845,204
Number of shares issued, value | $						$ 7.5				$ 7.5
Common Class A [Member] | Fame Dragon Global [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ¥ / shares																¥ 0.0001
Number of shares issued					5,738,268,233					5,738,268,233	5,738,268,233
Number of shares issued, value | $					$ 27.8					$ 27.8
Common Class A [Member] | Abundant Grace Investment Limited [Member]
Class of Stock [Line Items]
Number of shares issued										1,200,000,000	1,200,000,000
Number of shares issued, value | $										$ 7.0
Common Class A [Member] | Abundant Grace Investment Limited [Member] | Definitive Agreements [Member]
Class of Stock [Line Items]
Total consideration | $										$ 3.0
Common Class A [Member] | Gold Wings Holdings Limited [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued	1,049,317,943
Number of shares issued, value | $	$ 10.0
Common Class A [Member] | Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Conversion of convertible notes				66,990,291					66,990,291
Conversion price | $ / shares									$ 1.03
Common Class A [Member] | Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001
Conversion of convertible notes								183,495,146
Common Class A [Member] | Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Conversion of convertible notes							36,699,029
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares outstanding										40,809,861		40,809,861
Ordinary shares issued										40,809,861		40,809,861
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares outstanding																					2,810,961,908